Income Tax (Details) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Tax provision		$ 382,000
Net loss carryforward		$ 333,900,000	$ 308,700,000	$ 285,300,000
Tax carry forward expiration period	20 years	6 years
Tax credits		$ 0	$ 0	$ 402,000